Report Of The Directors Financial Review Risk Report - Sources of funding and uses (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	$ 2,966,530	$ 2,957,939
Equity and liabilities	2,966,530	2,957,939
Funding uses	2,966,530	2,957,939
Total assets	2,966,530	2,957,939	$ 2,984,164
Loans and advances to customers at amortised cost
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	924,854	1,045,814
Loans and advances to banks at amortised cost
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	104,882	83,136
– reverse repurchase agreements – non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	253,754	241,648
Prepayments, accrued income and other assets | Cash collateral, margin and settlement accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	82,986	59,884
Assets held for sale
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	115,919	3,411
Assets held for sale | Banking business in Canada
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	90,000
Assets held for sale | HSBC Continental Europe | Retail banking operations in France
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	23,000
Trading assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	218,093	248,842
Trading assets | – reverse repos
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	14,797	14,994
Trading assets | – stock borrowing
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	10,706	8,082
Trading assets | – other trading assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	192,590	225,766
Financial investments
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	425,564	446,274
Cash and balances at central banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	327,002	403,018
Other balance sheet assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	513,476	425,912
Customer accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	1,570,303	1,710,574
Deposits by banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	66,722	101,152
Repurchase agreements – non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	127,747	126,670
Debt securities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	78,149	78,557
Accruals, deferred income and other liabilities | Cash collateral, margin and settlement accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	88,468	65,452
Liabilities of disposal groups held for sale
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	114,597	9,005
Liabilities of disposal groups held for sale | Banking business in Canada
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	85,000
Liabilities of disposal groups held for sale | HSBC Continental Europe | Retail banking operations in France
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	27,000
Subordinated liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	22,290	20,487
Financial liabilities designated at fair value
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	127,327	145,502
Liabilities under insurance contracts
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	114,844	112,745
Trading liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	72,353	84,904
Trading liabilities | Reverse repurchase agreements – non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	16,254	11,004
Trading liabilities | – stock lending
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	3,541	2,332
Trading liabilities | – other trading liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	52,558	71,568
Total equity
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	196,028	206,777
Other balance sheet liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	$ 387,702	$ 296,114